CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 81,859	$ 88,754
Short-term deposits	2,159
Restricted cash	2,592	27,162
Trade receivables (net of allowance for credit losses of $1,104 and $1,933 as of December 31, 2021 and 2020, respectively)	39,161	27,976
Contract assets	26,008	47,079	[1]
Inventories	28,432	31,304
Other current assets	14,607	16,637
Held for sale asset	4,587
Total current assets	199,405	238,912	[1]
LONG-TERM ASSETS:
Restricted cash	12	42
Long-term contract assets	12,539	12,880	[1]
Severance pay funds	6,795	6,665
Deferred taxes	17,551	19,295
Operating lease right-of-use assets	4,478	4,879
Other long-term assets	10,456	7,797
Total long-term assets	51,831	51,558	[1]
PROPERTY AND EQUIPMENT, NET	72,391	77,172
INTANGIBLE ASSETS, NET	640	1,082
GOODWILL	43,468	43,468
Total assets	367,735	412,192	[1]
CURRENT LIABILITIES:
Current maturity of long-term loan		4,000
Trade payables	19,776	20,487
Accrued expenses	49,202	49,882	[1]
Advances from customers and deferred revenues	24,373	24,205	[1]
Operating lease liabilities	1,818	1,911
Dividend payable		35,003
Other current liabilities	13,339	13,322
Total current liabilities	108,508	148,810	[1]
LONG-TERM LIABILITIES:
Accrued severance pay	7,292	7,136
Long-term advances from customers	1,209	2,238	[1]
Operating lease liabilities	2,283	2,985
Other long-term liabilities	120	631
Total long-term liabilities	10,904	12,990	[1]
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of December 31, 2021 and 2020; Issued and outstanding: 56,539,237 and 55,559,638 shares as of December 31, 2021 and 2020, respectively	2,706	2,647
Additional paid-in capital	929,871	928,626
Accumulated other comprehensive loss	(6,357)	(6,017)
Accumulated deficit	(677,897)	(674,864)	[1]
Total shareholders' equity	248,323	250,392	[1]
Total liabilities and shareholders' equity	$ 367,735	$ 412,192	[1]

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.